Derivative and firm commitment assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative and firm commitment assets and liabilities
Schedule of derivative and firm commitment assets and liabilities

	Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
2022
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	–	3 509	(9)	1 103
Cash flow hedges
Foreign exchange forward contracts	77	1 775	(30)	1 034
Currency options bought	2	173	–	–
Fuel hedges	2	33	–	–
Fair value hedges
Interest rate swaps	–	–	(99)	2 500
Foreign exchange forward contracts	19	393	(163)	1 981
Firm commitments	117	1 842	(28)	384
Cash flow and fair value hedges(3)
Cross-currency swaps	–	–	(123)	938
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	86	5 625	(72)	6 968
Currency options bought	–	18	–	–
Embedded derivatives(4)	51	2 495	–	–
Other derivatives	2	5	–	–
Total	356	15 868	(524)	14 908
2021
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	1	1 568	(11)	1 394
Cash flow hedges
Foreign exchange forward contracts	28	1 521	(47)	1 571
Currency options bought	–	7	–	–
Fair value hedges
Interest rate swaps	–	185	–	–
Foreign exchange forward contracts	22	577	(80)	2 182
Firm commitments	58	2 069	(11)	397
Cash flow and fair value hedges(3)
Cross-currency swaps	15	265	(68)	441
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	74	6 432	(23)	6 390
Currency options bought	–	10	–	–
Other derivatives	2	25	–	–
Total	200	12 659	(240)	12 375

(1)   Included in other current financial and firm commitment assets and other financial and firm commitment liabilities in the consolidated statement of financial position.

(2)   Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.

(3)   Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.

(4)   Embedded derivatives are related to customer contracts.